Convertible note (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 08, 2025	Apr. 04, 2025	Jan. 16, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Interest expenses				$ 814,928	$ 54,738
Interest rate	7.00%			6.50%
Original issue discount	$ 210,000
Transaction expense amount	$ 20,000
Shares Issued Upon Conversion				3,775,091	443,430
Redemption of convertible notes				$ 3,010,000.00	$ 2,760,000	$ 2,760,000
Common Class A [Member]
Additional share issued for reverse split	1,597,444
Convertible Notes 1 [Member]
Interest rate					7.00%
Original issue discount	$ 210,000
Initial prepaid purchase principal amount	3,230,000
Prepaid Purchases for purchase of ordinary shares		$ 20,000,000
Transaction expense amount	$ 20,000
Convertible Notes 2 [Member]
Interest rate					7.00%
Original issue discount			$ 490,000
Transaction expense amount			7,000,000
Transaction expense amount			20,000
Convertible note maximum redemption amount, per month			500,000
Interest rate of membership					100.00%
Maximum rate permitted by law upon default					18.00%
Secured promissory note, principal amount			$ 7,510,000
Convertible note maturity duration			24 months
Description of convertible note			the Company may prepay all or any portion of the outstanding balance of the Note at any time by paying 105% of the outstanding balance elected to be prepaid